Prospectus Supplement

May 1, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated May 1, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated May 1, 2017

Mid Cap Growth Portfolio (Class I) (the "Fund")

On or about May 31, 2017, the Fund will recommence offering Class I shares to new investors. Accordingly, effective May 31, 2017, the Prospectus is revised as follows:

The first paragraph of the section of the Prospectus entitled "Fund Summary—Purchase and Sale of Fund Shares" is hereby deleted in its entirety.

The first paragraph of the section of the Prospectus entitled "Shareholder Information—Share Class" is hereby deleted in its entirety.

Please retain this supplement for future reference.

  VIFMCGCIPROSPT 5-17

Prospectus Supplement

May 1, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated May 1, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated May 1, 2017

Mid Cap Growth Portfolio (Class II) (the "Fund")

On or about May 31, 2017, the Fund will recommence offering Class II shares to new investors. Accordingly, effective May 31, 2017, the Prospectus is revised as follows:

The first paragraph of the section of the Prospectus entitled "Fund Summary—Purchase and Sale of Fund Shares" is hereby deleted in its entirety.

The first paragraph of the section of the Prospectus entitled "Shareholder Information—Share Class" is hereby deleted in its entirety.

Please retain this supplement for future reference.

  VIFMCGCIIPROSPT 5-17

Statement of Additional Information Supplement

May 1, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated May 1, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. (the "Company") Statement of Additional Information dated May 1, 2017

Mid Cap Growth Portfolio
(the "Fund")

On or about May 31, 2017, the Fund will recommence offering Class I and Class II shares to new investors. Accordingly, effective May 31, 2017, the Statement of Additional Information is revised as follows:

The table on the cover page of the Statement of Additional Information listing the Company's current funds is hereby deleted and replaced with the following:

Share Class and Ticker Symbol
	CLASS I	CLASS II
Core Plus Fixed Income	MFIPX	MJIIX
Emerging Markets Debt	MEMNX	MBDBX
Emerging Markets Equity	MEMEX	MSMBX
Global Franchise	—	MBIIX
Global Infrastructure	MBGIX	MPIIX
Global Real Estate	—	MGETX
Global Strategist	MIMPX	MGTPX
Growth	MEGIX	MEGTX
Mid Cap Growth	MMGPX	MMGTX
U.S. Real Estate	MUSRX	MSRBX

The first footnote following the table on the cover page of the Statement of Additional Information listing the Company's current funds is hereby deleted.

Please retain this supplement for future reference.